SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue by types (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,114,855	$ 303,780	¥ 397,306	¥ 97,580
Online Tutoring Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,084,803		362,622	28,077
K-12 courses
Disaggregation of Revenue [Line Items]
Revenues	1,706,538		290,890	21,652
Foreign language, professional and interest education services
Disaggregation of Revenue [Line Items]
Revenues	378,265		71,732	6,425
Other services
Disaggregation of Revenue [Line Items]
Revenues	30,052		34,684	69,503
Membership-based service
Disaggregation of Revenue [Line Items]
Revenues	282		11,277	45,702
Offline business consulting courses
Disaggregation of Revenue [Line Items]
Revenues	25,862		22,081	22,023
Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 3,908		¥ 1,326	¥ 1,778